Average Annual Total Returns - Class D Shares - Janus Henderson Small Cap Value Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years
Total	(6.74%)	7.81%	7.62%		(6.98%)	6.65%	5.50%		(3.83%)	[1]	6.03%	[1]	5.64%	[1]	[1]	4.63%	9.65%	8.66%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.